Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Schedule of Share-Based Payment Arrangement By Share-Based Payment Award, Performance Criteria	The table below shows the performance criteria and the corresponding weight of the LTI performance plans granted in 2024.

LTI performance plan criteria	Market/Non-market element	Weight
Relative TSR	Market	30%
Strategic value drivers	Non-market	30%
Technology Leadership Index	Non-market	20%
ESG measures	Non-market	20%
Total		100%

Schedule of Assumptions Used for Calculation of the Fair Value of Shares	The most important assumptions for the calculation of the fair value of shares for the LTI performance plans, which include market-based performance criteria, are set out in the following table:

Year ended December 31	2022	2023	2024
Share price in € at grant date	548.0	620.1	707.1
Expected volatility ASML	41.8%	46.2%	40.0%
Average volatility of the peer group (market practice)	47.8%	50.0%	43.3%
Vesting period	2.7 years	2.9 years	2.9 years
Dividend yield	1.0%	0.9%	0.7%
Risk free interest rate (Eurozone)	0.5%	2.4%	2.4%
Risk free interest rate (U.S.)	2.8%	3.9%	4.2%

Schedule of Expenses for Share Plans	An overview of the incurred and expected expenses for the LTI plans are set out in the following table:

Year ended December 31 (€, in millions)	2022	2023	2024
Incurred expenses	68.9	134.8	172.6
Expected expenses of conditionally granted plans in future periods	113.0	187.2	246.1
Weighted average period for recognizing these expected expenses	1.4 years	1.6 years	1.5 years
Recognized income tax benefit (excluding excess income tax benefits)	10.2	16.3	28.2

Schedule of Shares Activity During Period	Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2022	2023	2024	2022	2023	2024
Total fair value of shares vested during the year (in millions)	120.6	175.5	161.4	149.6	127.0	155.2
Weighted average fair value of shares granted	578.65	587.42	801.78	553.61	624.10	848.18
A summary of the status of conditionally outstanding shares as of December 31, 2024, and changes during the year ended December 31, 2024, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date	Number of shares	Weighted average fair value at grant date
Conditional shares outstanding at January 1, 2024	275,571	576.37	363,119	620.31
Granted	220,149	801.78	260,307	848.18
Vested	(211,517)	671.93	(201,411)	678.12
Forfeited	(3,850)	667.89	(11,335)	688.73
Conditional shares outstanding at December 31, 2024	280,353	680.02	410,680	734.50
Details with respect to stock options exercised and outstanding are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2022	2023	2024	2022	2023	2024
Weighted average share price at stock option exercise	494.14	613.03	834.48	565.39	678.41	911.23
Aggregate intrinsic value of exercised stock options (in millions)	4.4	8.1	10.2	1.6	4.8	8.2
Weighted average remaining contractual term of exercisable options (in years)	2.08	1.48	0.83	2.09	1.43	0.84
Aggregate intrinsic value of exercisable stock options (in millions)	20.3	19.7	11.4	14.6	15.9	8.2
Aggregate intrinsic value of outstanding stock options (in millions)	20.3	19.7	11.4	14.6	15.9	8.2

Schedule of Number and Weighted Average Exercise Prices of Stock Options Activity	The number and weighted average exercise prices of stock options as of December 31, 2024, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (in €)	Number of options	Weighted average exercise price per ordinary share (in $)
Outstanding, January 1, 2024	32,839	82.52	23,962	94.01
Granted[1]	—	—	—	—
Exercised	(13,471)	75.44	(10,048)	91.90
Forfeited	—	—	—	—
Expired	(32)	64.39	(180)	92.23
Outstanding, December 31, 2024	19,336	87.48	13,734	95.58
Exercisable, December 31, 2024	19,336	87.48	13,734	95.58
1.Since 2017, we no longer grant options to our employees.

Schedule of Range of Exercise Prices, Number of Outstanding Options, and Weighted Average Remaining Contractual Life of Oustanding Options	Details with respect to stock options exercised in the relevant year and outstanding stock options as of December
31, 2024, are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (in €)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)	Range of exercise prices (in $)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)
70–80	3,864	0.79	70–80	—	0.00
80–90	7,761	0.89	80–90	2,843	0.79
90–100	7,711	0.79	90–100	6,382	0.84
100–110	—	0.00	100–110	4,509	0.87
Total	19,336	0.83	Total	13,734	0.84